SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Accounts payable	$ 1,242,676	$ 1,651,411
Due to related parties	278,502	$ 223,489
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	1,242,676
Due to related parties	278,502
Loan payable
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Due to related parties
Loan payable
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Due to related parties
Loan payable	$ 12,151,389